8. STOCK BASED COMPENSATION (Details) (Options, USD $)	12 Months Ended
Dec. 31, 2013
Minimum
Fair value of common shares	$ 0.25
Risk free interest rate	0.50%
Expected award life (years)	2 years 6 months
Expected volatility	38.00%
Maximum
Fair value of common shares	$ 7.24
Risk free interest rate	0.59%
Expected award life (years)	2 years 6 months
Expected volatility	40.00%